DISAGGREGATION OF REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE 15 —DISAGGREGATION OF REVENUE

Selected financial information of the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows: Product sales only represent sales to members, not third parties who are not members.

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Membership Fee	$-	$12,583
Product Sales	-	203
Food and Beverage	286,110	187,776
Total	$286,110	$200,562

Note 16. Disaggregation of Revenue

Selected financial information of the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows: Product sales only represent sales to members, not third parties who are not members.

	Year ended December 31, 2023	Year ended December 31, 2022
Membership Fee	$12,293	$751,452
Product Sales	465	2,198
Food and Beverage	817,761	449,240
Total	$830,519	$1,202,890